CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares Issued	111,326,981	71,908,370	46,939,965
Common Stock, Shares Outstanding	111,326,981	71,908,370	46,939,965
Common stock to be issued	1,551,217	1,740,000	624,000